SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Bank acceptance notes receivable (Details) - USD ($)	Mar. 31, 2024	Sep. 30, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Bank acceptance notes receivable	$ 1,876,510	$ 4,131,392
Unmatured Bank Acceptance Notes Receivables	$ 3,003,223